PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Components of net periodic benefit cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Postretirement Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	1	1	1
Expected return on plan assets	0	0	0
Amortization of net loss	0	0	0
Amortization of prior service credit	(3)	(2)	(2)
Other	0	0	0
Net periodic (benefit) cost	(2)	(1)	(1)
United States | Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	2	2
Interest cost	6	8	7
Expected return on plan assets	(13)	(13)	(15)
Amortization of net loss	0	0	0
Amortization of prior service credit	0	0	0
Other	0	0	0
Net periodic (benefit) cost	(6)	(3)	(6)
Foreign Plan | Pension Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	3	3	3
Interest cost	4	5	5
Expected return on plan assets	(5)	(5)	(5)
Amortization of net loss	2	1	1
Amortization of prior service credit	(1)	(1)	(1)
Other	0	1	0
Net periodic (benefit) cost	$ 3	$ 4	$ 3